LEASES - Future Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LEASES
2026	$ 1,698
2027	891
2028	355
2029	266
Total	3,210
Discount factor	(158)
Total lease liabilities	3,052	$ 3,756
Amounts due within 12 months	1,611	1,221
Non-current lease liability	$ 1,441	$ 2,535